UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
November 30, 2015
unaudited
Bonds, notes & other debt instruments 94.26% U.S. Treasury bonds & notes 38.75% U.S. Treasury inflation-protected securities 19.41%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.135% 2016[1]	$221,000	$219,994
U.S. Treasury Inflation-Protected Security 2.00% 2016[1]	134,278	134,277
U.S. Treasury Inflation-Protected Security 2.954% 2016[1]	147,286	149,932
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	20,953	20,929
U.S. Treasury Inflation-Protected Security 0.125% 2020[1]	96,553	95,831
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	25,054	24,052
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	137,677	137,595
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	155,532	152,231
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	22,231	19,846
		954,687
U.S. Treasury 19.34%
U.S. Treasury 0.625% 2016	100,000	99,861
U.S. Treasury 1.50% 2016[2]	32,560	32,755
U.S. Treasury 1.75% 2016	7,000	7,046
U.S. Treasury 1.00% 2017[2]	64,000	64,172
U.S. Treasury 1.00% 2017	23,150	23,191
U.S. Treasury 1.125% 2018	200,000	200,070
U.S. Treasury 1.25% 2018	100,000	100,085
U.S. Treasury 1.375% 2020	272,865	269,230
U.S. Treasury 1.625% 2020	50,000	49,976
U.S. Treasury 2.00% 2022	105,250	105,308
		951,694
Total U.S. Treasury bonds & notes		1,906,381
Asset-backed obligations 18.58%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,4]	5,415	5,389
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,4]	6,000	6,094
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	10,480	10,465
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[4]	21,200	21,175
American Express Credit Account Master Trust, Series 2015-1, Class A, 0.487% 2020[4,5]	22,550	22,531
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	23,255	23,289
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	6,156	6,149
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[4]	12,945	12,913
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	6,000	5,980
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	1,375	1,372
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,4]	3,084	3,081
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.601% 2023[3,4,5]	17,020	17,001
Cabela’s Master Credit Card Trust, Series 2015-2, Class A-1, 2.25% 2023[4]	8,775	8,759
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[4]	12,545	12,513
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[4]	14,315	14,275
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	4,000	4,012
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[4]	8,000	8,011
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[3,4,5,6]	10,000	10,001
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.221% 2021[3,4,5,6]	2,000	2,000
Short-Term Bond Fund of America — Page 1 of 12

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[4]	$2,000	$1,998
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	2,900	2,895
CarMaxAuto Owner Trust, Series 2015-1, Class A-3, 1.38% 2019[4]	2,000	1,996
CarMaxAuto Owner Trust, Series 2015-2, Class A-3, 1.37% 2020[4]	14,275	14,229
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[4]	169	171
Chase Issuance Trust, Series 2015-A-1, Class A, 0.517% 2020[4,5]	10,000	9,985
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[4]	8,000	8,026
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.615% 2026[3,4,5]	8,260	8,249
Chesapeake Funding LLC, Series 2015-1-A, Class A, 0.695% 2027[3,4,5]	8,000	7,987
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,4]	34,510	34,434
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,4,6]	16,675	16,640
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,4]	2,333	2,329
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,4]	2,500	2,507
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[4,5]	23,420	23,391
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[4]	24,330	24,502
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[4]	10,000	9,917
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,4]	9,585	9,579
Drive Auto Receivables Trust, Series 2015-B-A, Class A-3, 1.30% 2018[3,4]	6,000	5,998
Drive Auto Receivables Trust, Series 2015-DA, Class A-3, 1.59% 2018[3,4]	6,000	5,991
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,4]	11,000	10,987
Drivetime Auto Owner Trust, Series 2015-1-A, Class A, 1.06% 2018[3,4]	6,356	6,346
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	4,943	4,937
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,4]	11,000	10,981
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	5,000	4,992
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[4]	5,520	5,520
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	12,010	12,136
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,4]	12,600	12,567
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	17,160	17,239
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[4]	8,200	8,170
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.745% 2027[3,4,5]	10,693	10,704
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.595% 2028[3,4,5]	10,397	10,403
Hertz Fleet Lease Funding LP, Series 2014-1-B, 0.945% 2028[3,4,5]	2,700	2,703
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	25,000	24,982
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[3,4]	20,340	20,698
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,4]	2,650	2,660
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	50,490	50,296
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	32,646	32,573
Navient Student Loan Trust, Series 2015-2, Class A-1, 0.501% 2024[4,5]	3,193	3,177
Navient Student Loan Trust, Series 2015-2, Class A-2, 0.641% 2029[4,5]	3,000	2,959
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[3,4,5]	18,500	18,207
Prestige Auto Receivables Trust, Series 2015-1, Class A-3, 1.53% 2021[3,4]	9,000	8,970
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,4]	3,750	3,727
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	6,120	6,074
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018[4]	4,154	4,154
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[4]	15,951	15,930
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[4]	10,880	10,871
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[4]	4,979	4,980
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2018[4]	5,114	5,117
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	5,000	5,003
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	2,435	2,441
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[4]	2,245	2,260
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[4]	369	371
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2018[4]	1,680	1,684
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	2,000	1,999
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-3, 1.58% 2019[4]	11,000	10,973
Short-Term Bond Fund of America — Page 2 of 12

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[4]	$3,182	$3,188
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[4]	2,200	2,206
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	28,906	29,018
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[4]	9,200	9,226
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[4]	22,260	22,377
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[4]	3,000	3,006
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	2,000	2,012
Social Professional Loan Program LLC, Series 2015-A, Class A-1, 1.421% 2033[3,4,5]	611	608
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.271% 2035[3,4,5]	19,243	18,953
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,4]	16,373	16,351
Trade Maps Ltd., 2013-1-A-A, 0.895% 2018[3,4,5]	13,040	12,967
Trade Maps Ltd., 2013-1-A-B, 1.445% 2018[3,4,5]	5,040	4,963
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,4]	7,761	7,749
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[4]	31,775	31,689
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.677% 2022[4,5]	4,000	3,982
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	2,500	2,487
		914,407
Corporate bonds & notes 16.26% Financials 5.88%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,363
ACE INA Holdings Inc. 2.875% 2022	1,275	1,269
ACE INA Holdings Inc. 3.35% 2026	1,275	1,273
AIG Global Funding 1.65% 2017[3]	10,000	10,020
Bank of America Corp. 2.625% 2020	10,000	9,966
Bank of New York Mellon Corp. 0.889% 2018[5]	20,000	20,008
Bank of Nova Scotia 0.551% 2016[5]	20,000	20,003
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,271
BNP Paribas 0.814% 2017[5]	14,845	14,849
Citigroup Inc. 1.280% 2016[5]	8,510	8,532
Citigroup Inc. 1.70% 2018	7,000	6,975
Citigroup Inc. 2.65% 2020	2,540	2,535
Credit Suisse Group AG 1.375% 2017	10,000	9,977
Goldman Sachs Group, Inc. 2.60% 2020	3,320	3,338
Goldman Sachs Group, Inc. 2.75% 2020	8,835	8,898
Intercontinentalexchange, Inc. 2.75% 2020	3,705	3,720
MetLife Global Funding I 1.30% 2017[3]	10,000	10,021
MetLife Global Funding I 2.30% 2019[3]	6,745	6,804
New York Life Global Funding 1.95% 2020[3]	3,645	3,607
Nordea Bank AB 1.875% 2018[3]	11,425	11,408
PNC Bank 1.50% 2017	2,000	2,000
PRICOA Global Funding I 1.35% 2017[3]	2,000	1,994
Royal Bank of Canada 1.25% 2017	21,260	21,224
Scentre Group 2.375% 2019[3]	1,380	1,362
Scentre Group 2.375% 2021[3]	2,970	2,869
Toronto-Dominion Bank 1.625% 2018	23,300	23,346
Toronto-Dominion Bank 1.75% 2018	7,000	7,016
US Bancorp. 0.720% 2019[5]	20,000	19,898
US Bank NA 1.375% 2017	15,000	15,051
WEA Finance LLC 1.75% 2017[3]	14,420	14,336
WEA Finance LLC 3.25% 2020[3]	5,185	5,230
		289,163
Short-Term Bond Fund of America — Page 3 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 3.16%	Principal amount (000)	Value (000)
AbbVie Inc. 1.80% 2018	$17,500	$17,490
AstraZeneca PLC 1.75% 2018	10,000	10,011
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,367
Eli Lilly and Co. 1.25% 2018	7,400	7,390
EMD Finance LLC 1.70% 2018[3]	7,000	6,986
EMD Finance LLC 2.40% 2020[3]	15,775	15,582
Gilead Sciences, Inc. 1.85% 2018	13,830	13,955
Gilead Sciences, Inc. 2.55% 2020	12,100	12,216
Johnson & Johnson 0.70% 2016	2,000	2,001
Medtronic, Inc. 1.50% 2018	5,265	5,284
Merck & Co., Inc. 0.724% 2018[5]	26,200	26,240
Merck & Co., Inc. 1.85% 2020	5,595	5,597
Pfizer Inc. 0.586% 2018[5]	10,000	9,964
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,006
Sutter Health 1.09% 2053	7,475	7,462
UnitedHealth Group Inc. 1.90% 2018	10,000	10,085
		155,636
Energy 2.45%
Chevron Corp. 1.365% 2018	9,040	9,026
Exxon Mobil Corp. 0.487% 2019[5]	31,820	31,668
Halliburton Co. 2.70% 2020	4,755	4,771
Petróleos Mexicanos 3.50% 2020[3]	20,000	19,773
Shell International Finance BV 2.125% 2020	14,200	14,168
Statoil ASA 2.25% 2019	18,660	18,803
Total Capital Canada Ltd. 1.45% 2018	4,980	4,977
Total Capital International 1.50% 2017	5,000	5,027
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,514
		120,727
Information technology 1.35%
Apple Inc. 0.90% 2017	25,825	25,821
International Business Machines Corp. 0.45% 2016	8,305	8,303
International Business Machines Corp. 2.00% 2016	2,500	2,503
International Business Machines Corp. 1.125% 2018	10,000	9,950
Microsoft Corp. 1.30% 2018	15,000	14,979
Oracle Corp. 2.50% 2022	5,000	4,962
		66,518
Consumer discretionary 1.20%
Amazon.com, Inc. 2.60% 2019	5,000	5,111
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,002
Home Depot, Inc. 0.70% 2017[5]	7,500	7,527
Starbucks Corp. 2.70% 2022	2,140	2,167
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,004
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,086
		58,897
Short-Term Bond Fund of America — Page 4 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.91%	Principal amount (000)	Value (000)
Boeing Company 1.65% 2020	$5,635	$5,537
General Electric Capital Corp. 0.964% 2016[3]	30,632	30,671
Raytheon Co. 6.75% 2018	1,225	1,366
Siemens AG 1.45% 2018[3]	7,000	6,975
		44,549
Utilities 0.54%
Duke Energy Progress Inc. 0.570% 2017[5]	8,540	8,451
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,445
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,774
		26,670
Materials 0.31%
Chevron Phillips Chemical Company LLC 1.70% 2018[3]	8,000	7,937
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,465
		15,402
Consumer staples 0.23%
Coca-Cola Co. 0.75% 2016	2,000	2,001
Philip Morris International Inc. 1.25% 2017	7,500	7,517
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,803
		11,321
Telecommunication services 0.23%
Verizon Communications Inc. 2.625% 2020	10,953	11,067
Total corporate bonds & notes		799,950
Mortgage-backed obligations 13.82% Federal agency mortgage-backed obligations 6.86%
Fannie Mae 4.00% 2019[4]	3,436	3,587
Fannie Mae 4.00% 2019[4]	1,547	1,615
Fannie Mae 4.00% 2019[4]	1,450	1,514
Fannie Mae 5.00% 2023[4]	643	709
Fannie Mae 5.00% 2023[4]	460	507
Fannie Mae 3.50% 2025[4]	1,601	1,687
Fannie Mae 4.50% 2025[4]	3,925	4,188
Fannie Mae 3.50% 2026[4]	3,399	3,579
Fannie Mae 3.50% 2035[4,7]	46,170	48,309
Fannie Mae 3.50% 2035[4]	17,150	17,989
Fannie Mae 3.50% 2035[4]	2,391	2,503
Fannie Mae 6.00% 2038[4]	5,827	6,609
Fannie Mae 6.00% 2038[4]	2,436	2,762
Fannie Mae 6.00% 2038[4]	182	206
Fannie Mae 2.585% 2039[4,5]	782	832
Fannie Mae 2.630% 2039[4,5]	863	918
Fannie Mae 3.58% 2039[4,5]	696	729
Fannie Mae 5.00% 2041[4]	5,395	5,980
Fannie Mae, Series 2007-114, Class A7, 0.421% 2037[4,5]	7,500	7,420
Freddie Mac 5.50% 2024[4]	8,931	9,469
Freddie Mac 5.50% 2034[4]	787	893
Freddie Mac 3.50% 2035[4]	1,476	1,546
Freddie Mac 5.50% 2036[4]	548	612
Freddie Mac 2.599% 2039[4,5]	413	441
Freddie Mac 3.181% 2041[4,5]	5,672	6,013
Short-Term Bond Fund of America — Page 5 of 12

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2043[4]	$1,773	$1,907
Government National Mortgage Assn. 4.50% 2043[4]	64	69
Government National Mortgage Assn. 4.50% 2044[4]	1,348	1,450
Government National Mortgage Assn. 4.50% 2044[4]	15	17
Government National Mortgage Assn. 4.50% 2045[4]	33,961	36,521
Government National Mortgage Assn. 4.50% 2045[4]	21,958	23,614
Government National Mortgage Assn. 4.50% 2045[4]	5,731	6,165
Government National Mortgage Assn. 4.50% 2045[4]	5,151	5,544
Government National Mortgage Assn. 4.50% 2045[4]	1,084	1,166
Government National Mortgage Assn. 4.50% 2045[4]	966	1,038
Government National Mortgage Assn. 4.50% 2045[4]	692	744
Government National Mortgage Assn. 5.00% 2045[4]	1,500	1,653
Government National Mortgage Assn. 5.00% 2045[4]	1,216	1,339
Government National Mortgage Assn. 5.00% 2045[4]	398	439
Government National Mortgage Assn. 5.00% 2046[4]	7,000	7,673
Government National Mortgage Assn. 5.46% 2059[4]	9,810	10,141
Government National Mortgage Assn. 4.692% 2061[4]	967	1,021
Government National Mortgage Assn. 4.70% 2061[4]	5,568	5,872
Government National Mortgage Assn. 4.70% 2061[4]	894	941
Government National Mortgage Assn. 4.72% 2061[4]	398	419
Government National Mortgage Assn. 4.771% 2061[4]	470	494
Government National Mortgage Assn. 4.774% 2061[4]	463	488
Government National Mortgage Assn. 4.804% 2061[4]	862	905
Government National Mortgage Assn. 4.822% 2061[4]	2,372	2,496
Government National Mortgage Assn. 5.104% 2061[4]	1,485	1,573
Government National Mortgage Assn. 5.110% 2061[4]	1,906	2,047
Government National Mortgage Assn. 4.669% 2063[4]	904	953
Government National Mortgage Assn. 4.676% 2063[4]	1,835	1,938
Government National Mortgage Assn. 4.691% 2063[4]	1,981	2,095
Government National Mortgage Assn. 4.715% 2063[4]	2,095	2,214
Government National Mortgage Assn. 5.097% 2063[4]	885	936
Government National Mortgage Assn. 1.046% 2064[4,5]	542	544
Government National Mortgage Assn. 4.675% 2064[4]	1,956	2,065
Government National Mortgage Assn. 4.694% 2064[4]	1,960	2,073
Government National Mortgage Assn. 4.701% 2064[4]	2,046	2,163
Government National Mortgage Assn. 4.762% 2064[4]	4,047	4,302
Government National Mortgage Assn. 4.777% 2064[4]	1,927	2,038
Government National Mortgage Assn. 4.799% 2064[4]	1,983	2,098
Government National Mortgage Assn. 5.053% 2064[4]	1,191	1,244
Government National Mortgage Assn. 6.549% 2064[4]	670	719
Government National Mortgage Assn. 6.64% 2064[4]	2,972	3,172
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.010% 2062[4,5]	3,621	3,628
Government National Mortgage Assn., Series 2012, Class H-20, 1.234% 2062[4,5]	40,614	40,907
Government National Mortgage Assn., Series 2014, Class H-08, 0.910% 2064[4,5]	17,815	17,847
		337,289
Commercial mortgage-backed securities 5.52%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	185	185
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.816% 2038[4,5]	3,121	3,138
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.912% 2040[4,5]	11,330	11,929
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,243	3,427
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[4]	2,185	2,191
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2048[4]	830	865
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	2,500	2,534
Short-Term Bond Fund of America — Page 6 of 12

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[4]	$950	$972
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[4]	10,298	10,467
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,4]	15,964	16,061
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	1,323	1,327
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[4,5]	2,196	2,212
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	6,773	6,988
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	18,394	19,385
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[4]	3,000	3,042
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,4]	12,970	12,971
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,4]	35,300	35,228
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4,5]	4,373	4,408
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	2,167	2,186
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[4]	12,484	12,680
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	959	990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[4,5]	7,445	7,812
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[4]	2,655	2,709
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[4,5]	7,703	8,118
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039[4]	305	313
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	9,375	9,403
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,354
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.07% 2046[4,5]	10,458	10,579
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[4]	5,865	6,010
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[4,5]	6,795	7,127
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[4]	2,190	2,212
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	14,765	15,124
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[4]	9,000	9,248
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[4,5]	16,900	17,107
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.904% 2043[4,5]	6,048	6,130
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	4,282	4,331
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[4]	1,970	1,987
		271,750
Other mortgage-backed securities 1.20%
Fannie Mae, Series 2015-M14, multifamily 1.114% 2017[4]	6,580	6,596
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[4]	7,000	6,974
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[4]	510	512
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[4]	5,000	5,166
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[4,5]	1,420	1,483
Royal Bank of Canada 0.625% 2016[4]	33,448	33,448
Westpac Banking Corp. 2.00% 2021[3,4]	5,000	4,965
		59,144
Collateralized mortgage-backed (privately originated) 0.24%
Freddie Mac, Series 2014-DN1, Class M-1, 1.197% 2024[4,5]	3,197	3,197
Freddie Mac, Series 2015-HQ2, Class M-1, 1.321% 2025[4,5]	3,899	3,895
Freddie Mac, Series 2015-DN1, Class M-1, 1.471% 2025[4,5]	4,617	4,626
		11,718
Total mortgage-backed obligations		679,901
Bonds & notes of governments & government agencies outside the U.S. 2.68%
Asian Development Bank 0.75% 2017	4,000	3,974
Bank of England 1.25% 2018[3]	6,500	6,513
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,007
Short-Term Bond Fund of America — Page 7 of 12

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
European Investment Bank 0.875% 2017	$2,000	$1,997
European Investment Bank 2.25% 2022	6,000	6,041
Finland (Republic of) 1.00% 2018[3]	5,000	4,976
Inter-American Development Bank 0.625% 2016	5,000	4,993
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,966
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,882
International Bank for Reconstruction and Development 2.50% 2025	10,000	10,133
KfW 0.875% 2017	3,000	2,979
KfW 1.00% 2018	8,000	7,932
KfW 1.125% 2018	9,000	8,927
KfW 1.125% 2018	6,000	5,967
KfW 1.50% 2020	8,000	7,901
Kingdom of Denmark 0.875% 2017[3]	2,000	2,002
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	4,971
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,984
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	10,500	10,497
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,002
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,288
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,025
Swedish Government 1.00% 2017[3]	5,000	4,994
Swedish Government 1.125% 2018[3]	4,900	4,894
		131,845
Federal agency bonds & notes 2.46%
Fannie Mae 5.00% 2016	31,070	31,464
Fannie Mae 1.75% 2019	4,000	4,028
Fannie Mae 1.75% 2019	3,000	3,018
Fannie Mae 1.50% 2020	6,000	5,939
Fannie Mae 1.625% 2020	5,000	5,004
Federal Home Loan Bank 0.375% 2016	2,000	1,999
Federal Home Loan Bank 0.50% 2016	2,500	2,499
Federal Home Loan Bank 0.625% 2016	5,000	4,991
Federal Home Loan Bank 0.625% 2017	5,000	4,983
Federal Home Loan Bank 1.125% 2018	7,000	7,003
Freddie Mac 0.50% 2017	6,000	5,976
Private Export Funding Corp. 1.375% 2017	36,930	37,117
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,055
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,051
		121,127
Municipals 1.71%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	4,992
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	933
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	14,755	15,010
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,605	1,696
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,054
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,217
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,450
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,794
Short-Term Bond Fund of America — Page 8 of 12

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	$3,200	$3,413
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	1,090	1,158
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,290	1,364
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,070	1,134
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	14,998
		84,213
Total bonds, notes & other debt instruments (cost: $4,636,954,000)		4,637,824
Short-term securities 4.07%
3M Co. 0.13% due 12/16/2015[3]	10,000	9,999
Electricité de France 0.72% due 1/8/2016[3]	20,000	19,996
Federal Home Loan Bank 0.08%–0.19% due 12/4/2015–2/8/2016	158,600	158,555
General Electric Co. 0.09% due 12/1/2015	11,550	11,550
Total short-term securities (cost: $200,099,000)		200,100
Total investment securities 98.33% (cost: $4,837,053,000)		4,837,924
Other assets less liabilities 1.67%		82,109
Net assets 100.00%		$4,920,033
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,856,774,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.885%	7/16/2017	$250,000	$20
Receive	LCH.Clearnet	3-month USD-LIBOR	0.879	11/5/2017	310,000	(530)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.223	11/7/2017	695,105	(264)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.31	11/14/2017	995,000	368
Pay	LCH.Clearnet	3-month USD-LIBOR	0.95	11/19/2017	85,000	49
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0075	10/2/2018	135,000	725
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9665	10/26/2018	200,000	(1,400)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.178	11/6/2018	200,000	(230)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2035	11/23/2018	140,000	99
Pay	LCH.Clearnet	3-month USD-LIBOR	1.885	11/6/2019	360,280	(317)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.03	11/13/2019	508,000	(1,819)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.773	8/3/2020	50,000	(577)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.684	8/17/2020	60,000	(439)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5875	9/2/2020	75,000	(190)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.543	9/23/2020	135,000	(9)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5565	11/9/2020	71,000	2
Receive	LCH.Clearnet	3-month USD-LIBOR	1.715	11/12/2020	85,000	638
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7175	11/12/2020	71,000	542
Receive	LCH.Clearnet	3-month USD-LIBOR	1.569	12/2/2020	144,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.05875	7/31/2022	46,000	(844)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.945	9/1/2022	80,000	829
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8	9/2/2022	420,000	2,907
Receive	LCH.Clearnet	3-month USD-LIBOR	2.75	9/2/2022	420,000	2,520
Short-Term Bond Fund of America — Page 9 of 12

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7985%	9/30/2022	$30,000	$10
Receive	LCH.Clearnet	3-month USD-LIBOR	1.705	10/5/2022	42,000	(246)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.73	10/9/2022	85,000	368
Pay	LCH.Clearnet	3-month USD-LIBOR	1.71	10/30/2022	52,000	309
Receive	LCH.Clearnet	3-month USD-LIBOR	1.847	11/27/2022	78,000	190
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2365	9/2/2025	50	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.905	10/6/2025	65,000	914
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0325	10/22/2025	80,000	212
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0365	10/22/2025	80,000	182
Pay	LCH.Clearnet	3-month USD-LIBOR	2.038	10/27/2025	38,000	84
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1565	11/17/2025	7,000	(58)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.08625	11/27/2025	94,000	148
Pay	LCH.Clearnet	3-month USD-LIBOR	2.084	12/1/2025	56,000	(71)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.071	12/2/2025	77,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(1,810)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.005	9/2/2030	93,000	(2,071)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8005	7/31/2045	12,000	(724)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.549	11/3/2045	13,000	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5695	11/6/2045	33,000	(302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6445	11/10/2045	20,000	(514)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7025	11/12/2045	16,500	(634)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.563	11/27/2045	28,000	(213)
						$(2,207)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,272,000, which represented .74% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $761,569,000, which represented 15.48% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $28,641,000, which represented .58% of the net assets of the fund.
[7]	Purchased on a TBA basis.
Short-Term Bond Fund of America — Page 10 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 11 of 12

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2015, all of the fund’s investments were classified as Level 2.
Key to abbreviations and symbols
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,555
Gross unrealized depreciation on investment securities	(13,647)
Net unrealized depreciation on investment securities	(4,092)
Cost of investment securities	4,842,016
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-1014O-S42151	Short-Term Bond Fund of America — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2016